Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Summary of Number of Shares of Subscribed and Outstanding Capital Stock

PLDT’s number of shares of subscribed and outstanding capital stock as at December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
	(in millions)
Authorized
Non-Voting Serial Preferred Stock	388	388
Voting Preferred Stock	150	150
Common Stock	234	234
Subscribed
Non-Voting Serial Preferred Stock(1)	300	300
Voting Preferred Stock	150	150
Common Stock	219	219
Outstanding
Non-Voting Serial Preferred Stock(1)	300	300
Voting Preferred Stock	150	150
Common Stock	216	216
Treasury Stock
Common Stock	3	3

(1) 300 million shares of Series IV Cumulative Non-Convertible Redeemable Preferred Stock subscribed for Php3 billion, of which Php360 million has been paid and with subscription payable amounting to Php2,640 million as at December 31, 2025 and 2024.

Schedule of Redemption, of Outstanding Shares of Cumulative Convertible Preferred Stock

The Board of Directors approved the redemption, or the Redemption, of all outstanding shares of the following 10% Cumulative Convertible Preferred Stock as follows:

Date of Board Approval	Series	Amount set aside for Redemption Price	Amount set aside for Unclaimed Dividends	Date of Redemption	Redemption Period

September 23, 2011	A-FF	Php4,029 million	Php4,143 million	January 19, 2012	January 19, 2012 to January 19, 2022
May 8, 2012	GG	Php236 thousand	Php74 thousand	August 30, 2012	August 30, 2012 to August 30, 2022
January 29, 2013	HH (issued in 2007)	Php24 thousand	Php6 thousand	May 16, 2013	May 16, 2013 to May 16, 2023
January 28, 2014	HH (issued in 2008)	Php2 thousand	Php1 thousand	May 16, 2014	May 16, 2014 to May 16, 2024
January 26, 2016	II	Php4 thousand	__	May 11, 2016	May 11, 2016 to May 11, 2026
January 28, 2020	JJ	__	__	May 12, 2020	May 12, 2020 to May 12, 2030

Summary of Dividends Declared

Our dividends declared for the years ended December 31, 2025, 2024 and 2023 are detailed as follows:

December 31, 2025

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV (1)	January 28, 2025	February 11, 2025	March 15, 2025	—	12
	May 15, 2025	May 22, 2025	June 15, 2025	—	12
	August 12, 2025	August 26, 2025	September 15, 2025	—	12
	November 11, 2025	November 25, 2025	December 15, 2025	—	13
					49

Voting Preferred Stock	March 20, 2025	April 3, 2025	April 15, 2025	—	2
	June 10, 2025	June 24, 2025	July 15, 2025	—	3
	August 12, 2025	September 15, 2025	October 15, 2025	—	3
`	December 2, 2025	December 16, 2025	January 15, 2026	—	2
					10

Common Stock
Regular Dividend	February 27, 2025	March 13, 2025	April 3, 2025	47.00	10,155
	August 12, 2025	August 28, 2025	September 10, 2025	48.00	10,370
					20,525
Charged to retained earnings					20,584

(1) Dividends were declared based on the total amount subscribed.

December 31, 2024

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV (1)	January 30, 2024	February 14, 2024	March 15, 2024	—	12
	May 9, 2024	May 24, 2024	June 15, 2024	—	13
	August 13, 2024	August 28, 2024	September 15, 2024	—	12
	November 12, 2024	November 28, 2024	December 15, 2024	—	12
					49

Voting Preferred Stock	March 21, 2024	April 5, 2024	April 15, 2024	—	2
	June 11, 2024	June 28, 2024	July 15, 2024	—	3
	August 13, 2024	September 16, 2024	October 15, 2024	—	2
	December 3, 2024	December 17, 2024	January 15, 2025	—	3
					10

Common Stock
Regular Dividend	March 7, 2024	March 21, 2024	April 5, 2024	46.00	9,938
	August 13, 2024	August 27, 2024	September 11, 2024	50.00	10,803
					20,741
Charged to retained earnings					20,800

(1) Dividends were declared based on the total amount subscribed.

December 31, 2023

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV (1)	January 31, 2023	February 27, 2023	March 15, 2023	—	12
	May 4, 2023	May 19, 2023	June 15, 2023	—	12
	August 3, 2023	August 19, 2023	September 15, 2023	—	13
	November 7, 2023	November 22,2023	December 15,2023	—	12
					49

Voting Preferred Stock	March 2, 2023	March 17, 2023	April 15, 2023	—	3
	June 13, 2023	June 28, 2023	July 15, 2023	—	3
	August 29, 2023	September 13, 2023	October 15, 2023	—	2
	December 5, 2023	December 22, 2023	January 15, 2024	—	2
					10

Common Stock
Regular Dividend	March 23, 2023	April 11, 2023	April 24, 2023	45.00	9,722
	August 3, 2023	August 17, 2023	September 4, 2023	49.00	10,587
	March 23, 2023	April 11, 2023	April 24, 2023	14.00	3,025
					23,334
Charged to retained earnings					23,393

(1) Dividends were declared based on the total amount subscribed.

Our dividends declared after December 31, 2025 are detailed as follows:

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Voting Preferred Stock	February 26, 2026	April 2, 2026	April 15, 2026	—	2
					2
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV (1)	January 27, 2026	February 10, 2026	March 15, 2026	—	12
					12

Common Stock
Regular Dividend	February 26, 2026	March 26, 2026	April 16, 2026	46	9,939
					9,939

Charged to retained earnings					9,953

(1) Dividends were declared based on the total amount subscribed.